Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Common Stock, par value of $0.01 per share, available for new award grants under the Registrant's 2022 Omnibus Incentive Plan
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	85.86
Maximum Aggregate Offering Price	$ 51,516,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,481.89
Offering Note	a) This Registration Statement on Form S-8 (this "Registration Statement") is being filed with the Securities and Exchange Commission by Liberty Media Corporation, a Nevada corporation (the "Registrant"), to register shares of common stock, par value $0.01 per share ("Common Stock"), that may become issuable under the Liberty Media Corporation 2022 Omnibus Incentive Plan (as the same may be amended from time to time, the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares of Common Stock of the Registrant that may be offered or issued under the Plan by reason of any stock split, stock dividend, recapitalization or other similar transaction. For purposes of this Registration Statement, "Common Stock" includes the Series A Common Stock of the Registrant. b) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the applicable series of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on November 2, 2026.